Derivative Financial Instruments and Risk Management Policies - Credit Risk (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Exposure to credit risk on guarantees	€ 7,316	€ 6,657